COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2023
COMMON SHARES AND TREASURY SHARES
Common shares and treasury shares
NOTE 17 – COMMON SHARES AND TREASURY SHARES

Common shares		2023	2022	2021
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	86,225,684	82,311,299	81,233,269
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		86,225,686	82,311,301	81,233,271

During the year, the share capital was increased by 3,914,385 A-shares with a nominal value of USD 39,143.85. The total amount including share premium amounted to USD 92.7m. USD 86.5m was a non-cash increase in conjunction with the acquisition of the five vessels, and USD 6.2m was contributed in cash in connection with exercises of Restricted Share Units.
During 2022, the share capital was increased by 1,078,030 A-shares with a nominal value of USD 10,780.30 in connection with exercises of Restricted Share Units leading to a total cash contribution of USD 8.0m.
During 2021, the share capital was increased by 6,377,340 A-shares with a nominal value of USD 63,733.40. The total amount including share premium amount to USD 57.9m. USD 55.0m was a non-cash increase in conjunction with the acquisition of the eight Team Tanker vessels, and USD 2.9m was contributed in cash in connection with exercises of Restricted Share Units.
The A-shares are listed on Nasdaq in Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the General Meetings and gives the shareholders the right to dividends, liquidation proceeds, or other distributions. The A-shares carry no other rights or obligations. The B-share has one vote at the General Meetings, has no pre-emption rights in relation to any issue of new shares of other classes, and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM.
The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.
The C-share represents 350,000,000 votes at the General Meetings in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman, but excluding the Deputy Chairman) and certain amendments to the Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.
The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco (or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM’s issued and outstanding shares, (ii) 5 business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice, and (iii) both of the B-share and the C-share are redeemed at the same time.

Treasury shares	2023	2022	2021
Number of shares ('000)
Balance as of January 01	493.4	493.4	493.4
Additions	—	—	0.0
Balance as of December 31	493.4	493.4	493.4
NOTE 17 – continued

	2023	2022	2021
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Additions	—	—	—
Balance as of December 31	4.9	4.9	4.9

Treasury shares - continued	2023	2022	2021
Percentage of share capital
Balance as of January 01	0.6%	0.6%	0.7%
Additions	—	—	—
Dilution due to capital increases	—	—%	(0.1)%
Balance as of December 31	0.6%	0.6%	0.6%

As of December 31, 2023, the Company's holding of treasury shares represented 493,371 shares (2022: 493,371 shares, 2021: 493,371 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2022: USD 0.0m, 2021: USD 0.0m) and a market value of USD 14.9m (2022: USD 14.0m, 2021: USD 3.9m).
Restricted Share Units
Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to Note 3.